Restructuring of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Schedule of Restructuring Charges and Activity

The following summarizes the restructuring charges and activity for the Company:

Accrued Restructuring

(Dollars in millions)	Total
Balance at December 31, 2010	$4
Charges to expense:
Employee termination benefits	6
Asset write-offs expense	—
Other expenses	6

Total restructuring expenses	12
Cash payments and asset write-offs:
Cash payments	(11)
Asset retirements and other	(2)
Discontinued operations—Brake North America and Asia group(1)	(1)

Balance at December 31, 2011(1)	$2
Charges to expense:
Employee termination benefits	1
Asset write-offs expense	—
Other expenses	1

Total restructuring expenses	2
Cash payments and asset write-offs:
Cash payments	(2)
Asset retirements and other	(1)

Balance at December 31, 2012	$1

(1)	The accrued restructuring as of December 31, 2011 excludes $1 million in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations.

Schedule of Restructuring Expenses by Segment

The following table shows the restructuring expenses by reportable segment:

(Dollars in millions)	2010	2011	2012
On and Off-highway segment	$8	$1	$2
Corporate, eliminations and other	4	—	—

Total from continuing operations	$12	$1	$2
Discontinued Operations	12	11	19

Total	$24	$12	$21